Income and deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Income and deferred tax
Summary of income tax benefit and expense

	2025	2024	2023
	in k€	in k€	in k€
Current taxes
- Tax expense for the year	(4,843)	(7,761)	(5,251)
- Income (expense) relating to other periods	2,785	328	(2,666)
Total current income taxes	(2,058)	(7,433)	(7,917)
Deferred taxes
- Tax loss carry forwards	(33,136)	34,786	1,606
- Temporary differences	18,443	(29,455)	2,991
Total deferred income taxes	(14,693)	5,331	4,597
Tax income (expense) recognized in the income statement	(16,751)	(2,102)	(3,320)

Schedule of effective income tax rate

	2025	2024	2023
	in k€	in k€	in k€
Income (loss) before taxes	(86,766)	(193,977)	(80,593)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	28,008	62,616	26,015
Non-deductible expenses	(8,202)	(33,773)	(8,274)
R&D tax credits	8,297	8,667	8,558
Tax free income	2,322	13,106	7,968
Permanent differences from GILTI	(649)	(778)	(156)
Tax effects from investments accounted for using the equity method	2,494	(683)	(8,373)
Deviation tax rates to expected tax rate	6,137	(992)	(1,343)
Change in tax rates	(2,254)	—	(251)
Change in recognition of deferred tax assets	(52,791)	(49,359)	(25,568)
Taxes related to prior years
Current Taxes	2,784	328	(2,666)
Deferred Taxes	(2,455)	(1,736)	556
Other	(442)	502	213
Effective income tax income (expense)	(16,751)	(2,102)	(3,320)
Effective income tax rate	(19.31)%	(1.08)%	(4.12)%

Schedule of deferred income tax assets and liabilities

	January 1, 2025				December 31, 2025
			Recognized in
		Recognized	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Property, plant and equipment	(29,391)	890	—	—	(28,501)	1,990	(30,491)
Intangible assets	2,610	(2,427)	—	—	183	321	(138)
Rights of use assets	(24,114)	(5,770)	—	—	(29,884)	—	(29,884)
Financial assets	(35,620)	26,507	24	—	(9,089)	5,821	(14,909)
Provisions and deferred income	(322)	509	(235)	—	(48)	3,035	(3,083)
Lease obligations	23,849	6,391	—	—	30,240	30,240	—
Other liabilities	17,007	(7,656)	—	301	9,652	10,689	(1,037)
Tax credits	142	(1)	—	—	141	141	—
Loss carryforward	48,656	(33,135)	—	—	15,521	15,521	—
Total	2,817	(14,693)	(211)	301	(11,786)	67,758	(79,543)
Offsetting of tax	—	—	—	—	—	(64,809)	64,809
Net	2,817	(14,693)	(211)	301	(11,786)	2,949	(14,735)

	January 1, 2024				December 31, 2024
			Recognized in
		Recognized	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Property, plant and equipment	(11,533)	(18,057)	—	199	(29,391)	2,252	(31,643)
Intangible assets	(13,300)	15,910	—	—	2,610	3,563	(953)
Rights of use assets	(29,609)	5,495	—	—	(24,114)	—	(24,114)
Financial assets	(2,830)	(33,209)	419	—	(35,620)	978	(36,598)
Provisions and deferred income	8,121	(8,127)	(316)	—	(322)	4,856	(5,178)
Lease obligations	24,701	(852)	—	—	23,849	23,849	—
Other liabilities	6,312	9,704	1,774	(783)	17,007	17,201	(194)
Tax credits	461	(319)	—	—	142	142	—
Loss carryforward	13,870	34,786	—	—	48,656	48,656	—
Total	(3,807)	5,331	1,877	(584)	2,817	101,497	(98,680)
Offsetting of tax	—	—	—	—	—	(84,164)	84,164
Net	(3,807)	5,331	1,877	(584)	2,817	17,333	(14,516)

Summary of tax loss, interest carryforwards and tax credits

	2025	2024	2023
	in k€	in k€	in k€
Tax loss carryforwards (not expiring)	1,215,300	865,323	572,204
Time-limited tax losses
- expiring until 2030 (2024: 2029)	198	31,648	24,768
- expiring 2031 to 2035 (2024: 2030 - 2034)	17,248	32,019	32,179
- expiring after 2035 (2024: 2034)	25,978	27,303	38,243
Tax credits	1,192	1,337	1,181
Total	1,259,916	957,630	668,575